Shareholder Report, Holdings (Details)	Jun. 30, 2025
Oberweis Micro-Cap Fund | Investor Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | American Superconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Micro-Cap Fund | Investor Class [Member] | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Micro-Cap Fund | Investor Class [Member] | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | Tutor Perini Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | Silicon Motion Technology Corp. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | IMAX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Micro-Cap Fund | Investor Class [Member] | Blue Bird Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Micro-Cap Fund | Investor Class [Member] | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Micro-Cap Fund | Investor Class [Member] | GeneDx Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Micro-Cap Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Oberweis Micro-Cap Fund | Investor Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Oberweis Micro-Cap Fund | Investor Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Oberweis Micro-Cap Fund | Investor Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Oberweis Micro-Cap Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Micro-Cap Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis Micro-Cap Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oberweis Micro-Cap Fund | Investor Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Micro-Cap Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Oberweis Micro-Cap Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | American Superconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Micro-Cap Fund | Institutional Class [Member] | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Tutor Perini Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Silicon Motion Technology Corp. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | IMAX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Blue Bird Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Micro-Cap Fund | Institutional Class [Member] | GeneDx Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Nova Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Waystar Hldg. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Nova Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Waystar Hldg. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Global Opportunities Fund | Investor Class [Member] | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Global Opportunities Fund | Investor Class [Member] | Ryohin Keikaku Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | Argan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Global Opportunities Fund | Investor Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Ashtead Technology Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis Global Opportunities Fund | Investor Class [Member] | Zeta Global Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | BayCurrent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Oberweis Global Opportunities Fund | Investor Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Global Opportunities Fund | Investor Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Oberweis Global Opportunities Fund | Investor Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Oberweis Global Opportunities Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Global Opportunities Fund | Investor Class [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Global Opportunities Fund | Investor Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Global Opportunities Fund | Investor Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Trading Co. & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Ryohin Keikaku Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Argan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Ashtead Technology Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Zeta Global Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | BayCurrent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Trading Co. & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oberweis China Opportunities Fund | Investor Class [Member] | Tencent Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Oberweis China Opportunities Fund | Investor Class [Member] | Alibaba Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Oberweis China Opportunities Fund | Investor Class [Member] | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Oberweis China Opportunities Fund | Investor Class [Member] | Pop Mart International Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis China Opportunities Fund | Investor Class [Member] | China Construction Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis China Opportunities Fund | Investor Class [Member] | Zijin Mining Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis China Opportunities Fund | Investor Class [Member] | China Pacific Insurance (Group) Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis China Opportunities Fund | Investor Class [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis China Opportunities Fund | Investor Class [Member] | Hong Kong Exchanges & Clearing Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis China Opportunities Fund | Investor Class [Member] | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis China Opportunities Fund | Investor Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis China Opportunities Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis China Opportunities Fund | Investor Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Oberweis China Opportunities Fund | Investor Class [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Oberweis China Opportunities Fund | Investor Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Oberweis China Opportunities Fund | Investor Class [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Oberweis China Opportunities Fund | Investor Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Oberweis China Opportunities Fund | Investor Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Oberweis China Opportunities Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis China Opportunities Fund | Investor Class [Member] | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oberweis China Opportunities Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Oberweis China Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Oberweis China Opportunities Fund | Investor Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Oberweis China Opportunities Fund | Institutional Class [Member] | Tencent Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | Alibaba Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Oberweis China Opportunities Fund | Institutional Class [Member] | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | Pop Mart International Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | China Construction Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis China Opportunities Fund | Institutional Class [Member] | Zijin Mining Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis China Opportunities Fund | Institutional Class [Member] | China Pacific Insurance (Group) Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis China Opportunities Fund | Institutional Class [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | Hong Kong Exchanges & Clearing Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Oberweis China Opportunities Fund | Institutional Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Oberweis China Opportunities Fund | Institutional Class [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Oberweis China Opportunities Fund | Institutional Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Oberweis China Opportunities Fund | Institutional Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Oberweis China Opportunities Fund | Institutional Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Oberweis China Opportunities Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis China Opportunities Fund | Institutional Class [Member] | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oberweis China Opportunities Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Oberweis China Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Oberweis International Opportunities Fund | Investor Class [Member] | Ryohin Keikaku Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Investor Class [Member] | BayCurrent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis International Opportunities Fund | Investor Class [Member] | Food & Life Cos. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis International Opportunities Fund | Investor Class [Member] | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis International Opportunities Fund | Investor Class [Member] | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Sanrio Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Investor Class [Member] | Alamos Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Investor Class [Member] | Gjensidige Forsikring ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis International Opportunities Fund | Investor Class [Member] | Storebrand ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Investor Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis International Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Oberweis International Opportunities Fund | Investor Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Oberweis International Opportunities Fund | Investor Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Oberweis International Opportunities Fund | Investor Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Oberweis International Opportunities Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis International Opportunities Fund | Investor Class [Member] | Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis International Opportunities Fund | Investor Class [Member] | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Oberweis International Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Oberweis International Opportunities Fund | Investor Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Ryohin Keikaku Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | BayCurrent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis International Opportunities Fund | Institutional Class [Member] | Food & Life Cos. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis International Opportunities Fund | Institutional Class [Member] | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Sanrio Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Institutional Class [Member] | Alamos Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | Gjensidige Forsikring ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis International Opportunities Fund | Institutional Class [Member] | Storebrand ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Oberweis International Opportunities Fund | Institutional Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Oberweis International Opportunities Fund | Institutional Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Oberweis International Opportunities Fund | Institutional Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Oberweis International Opportunities Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Oberweis International Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Rolls-Royce Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | NEC Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | HSBC Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Oberweis Focused International Growth Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%